Other Assets (Details)	May 31, 2024 USD ($)
Other Assets [Line Items]
Total consideration (in Dollars)	$ 2,478,000
Ms. Li Yulan [Member]
Other Assets [Line Items]
Percentage of owned equity interest	90.00%
Planty [Member]
Other Assets [Line Items]
Percentage of owned equity interest	24.78%